N-2	Apr. 30, 2025 USD ($)
Cover [Abstract]
Entity Central Index Key	0002015849
Amendment Flag	false
Document Type	424B3
Entity Registrant Name	MA Specialty Credit Income Fund
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]
	Class S	Class F
SHAREHOLDER TRANSACTION FEES
Maximum sales load imposed on purchases(1)	None	None
Early Withdrawal Charge on Shares Repurchased Within 365 Days of Purchase (as a percentage of proceeds)	None	None
Maximum contingent deferred sales charge	None	None
(1)	While Class S Shares and Class F Shares are not subject to a front-end sales charge, if an investor purchases Class S Shares or Class F Shares through certain financial firms, such firms may directly charge the investor transaction or other fees in such amount as they may determine. An investor should consult its financial firm for additional information. See “Plan of Distribution.”

Other Transaction Expenses [Abstract]
Annual Expenses [Table Text Block]
ANNUAL FUND EXPENSES(2) (as a percentage of average Net Assets attributable to Shares)
Management Fee	0.95%	0.95%
Incentive Fee(3)	1.51%	1.51%
Interest Payments on Borrowed Funds(4)	0.14%	0.14%
Acquired Fund Fees and Expenses	0.00%	0.00%
Other expenses(5)
Distribution fee(6)	None	0.50%
All other expenses	0.78%	0.78%
Total annual fund expenses	3.38%	3.88%
Fee waiver and expense reimbursement(7) (8)	(0.94)%	(0.94)%
Total annual fund expenses after fee waiver and expense reimbursement(7) (8)	2.44%	2.94%
(2)	Assumes the Fund raises $179 million in proceeds during the next 12 months resulting in estimated average Net Assets of approximately $215 million.
(3)	The Fund anticipates that it may have interest income that could result in the payment of an Incentive Fee to the Adviser during certain periods. However, the Incentive Fee is based on the Fund’s performance and will not be paid unless the Fund achieves certain performance targets. The Fund expects the Incentive Fee the Fund pays to increase to the extent the Fund earns greater interest income through its investments. The Incentive Fee is calculated and payable quarterly in arrears based upon the Fund’s “pre-incentive fee net investment income” for the immediately preceding quarter, and is subject to a hurdle rate, expressed as a rate of return on the Fund’s Net Assets, equal to 1.50% per quarter, or an annualized hurdle rate of 6.00%, subject to a “catch-up” feature. See “Management and Incentive Fees” for a full explanation of how the Incentive Fee is calculated.
(4)	These expenses represent estimated interest payments the Fund expects to incur in connection with its credit facility during the next 12 months. See “Summary of Terms — Leverage.” The amount shown in the table above is based on the assumption that the Fund borrows money for investment purposes at an average rate of 2.09% of Net Assets.
(5)	Other expenses include reasonably estimated costs the Fund can expect to incur related to accounting, custody, transfer agency, legal, valuation agent, pricing vendor and auditing fees of the Fund, organizational and offering costs applicable to each class, as well as the reimbursement of the compensation of administrative personnel and fees payable to the Independent Trustees. The amount presented in the table estimates the amounts the Fund expects to pay during the next 12 months, assuming the Fund raises $179 million of proceeds during that time.
(6)	The Fund may charge a distribution and/or shareholder servicing fee totaling up to 0.50% per year on Class F Shares. With respect to Class F Shares, the entire fee is characterized as a “distribution fee.” The Fund may use these fees, in respect of the relevant class, to compensate Financial Intermediaries or financial institutions for distribution-related expenses, if applicable, and providing ongoing services in respect of clients with whom they have distributed Class S Shares or Class F Shares of the Fund. Such services may also include electronic processing of client orders, electronic fund transfers between clients and the Fund, account reconciliations with the Fund’s transfer agent, facilitation of electronic delivery to clients of Fund documentation, monitoring client accounts for back-up withholding and any other special tax reporting obligations, maintenance of books and records with respect to the foregoing, and such other information and liaison services as the Fund or the Adviser may reasonably request.
(7)	The Adviser and the Fund have entered into the Expense Limitation Agreement in respect of each of Class S Shares and Class F Shares under which the Adviser has agreed contractually until May 1, 2027 to waive its Management Fee and/or reimburse the Fund’s initial organizational and offering costs, as well as the Fund’s operating expenses on a monthly basis to the extent that the Fund’s monthly total annualized fund operating expenses in respect of each class (excluding (i) expenses directly related to the costs of making investments, including interest and structuring costs for borrowings and line(s) of credit, taxes, brokerage costs, the Fund’s proportionate share of expenses related to co-investments, litigation and extraordinary expenses, (ii) Incentive Fees and (iii) any distribution and/or shareholder servicing fees) exceed 1.50% of the average NAV of such class (the “Expense Cap”). In consideration of the Adviser’s agreement to waive its Management Fee and/or reimburse the Fund’s operating expenses, the Fund has agreed to repay the Adviser in the amount of any waived Management Fees and Fund expenses reimbursed in respect of each of Class S Shares and Class F Shares subject to the limitation that a reimbursement (an “Adviser Recoupment”) will be made only if and to the extent that: (i) it is payable not more than three years from the date on which the applicable waiver or expense payment was made by the Adviser; and (ii) the Adviser Recoupment does not cause the Fund’s total annual operating expenses (on an annualized basis and net of any reimbursements received by the Fund during such fiscal year) during the applicable quarter to exceed the Expense Cap of such class. The Adviser Recoupment for a class of Shares will not cause Fund expenses in respect of that class to exceed the Expense Cap either (i) at the time of the waiver or (ii) at the time of recoupment. See “Fund Expenses—Expense Limitation Agreement” for additional information. The Expense Limitation Agreement will remain in effect until May 1, 2027, unless and until the Board approves its modification or termination.
(8)	The Adviser has contractually agreed, through the first year after the date on which the Fund’s Net Assets equal $250 million, but in no instance sooner than November 1, 2026, to waive (i) the Management Fee it is entitled to receive from the Fund pursuant to the Investment Advisory Agreement to the extent necessary to limit its Management Fee to 0.70% of the average daily value of the Fund’s Net Assets and (ii) the catch-up feature related to the Incentive Fee, with the effect that the Incentive Fee will equal 15% of the portion of the Fund’s pre-incentive fee net investment income that exceeds the hurdle rate. The Adviser may not seek reimbursement from the Fund with respect to the Management Fee and Incentive Fee waived pursuant to the Management Fee Waiver Agreement. The Management Fee Waiver Agreement will continue through the date set forth above, at which time it will terminate unless otherwise agreed to in writing by the parties. In addition, the Management Fee Waiver Agreement will terminate upon termination of the Investment Advisory Agreement.

Other Annual Expenses [Abstract]
Expense Example [Table Text Block]

Example:

The following example demonstrates the projected dollar amount of total expenses that would be incurred over various periods with respect to a hypothetical investment in Shares. In calculating the following expense amounts, the Fund has assumed its direct and indirect annual operating expenses would remain at the percentage levels set forth in the table above.

An investor would pay the following expenses on a $1,000 investment, assuming a 5.0% annual return:

Class S

1 Year	3 Years	5 Years	10 Years
$25	$65	$108	$227

Class F

1 Year	3 Years	5 Years	10 Years
$30	$80	$133	$278
	The example and the expenses in the tables above should not be considered a representation of the Fund’s future expenses, and actual expenses may be greater or less than those shown. While the example assumes a 5.0% annual return, as required by the SEC, the Fund’s performance will vary and may result in a return greater or less than 5.0%. For a more complete description of the various fees and expenses borne directly and indirectly by the Fund, see “Fund Expenses” and “Management and Incentive Fees.
Purpose of Fee Table , Note [Text Block]

The following table illustrates the aggregate fees and expenses that the Fund expects to incur and that Shareholders can expect to bear directly or indirectly. The expenses shown in the table below are based on the assumption that the Fund borrows money for investment purposes at an average rate of 2.09% of Net Assets.

Basis of Transaction Fees, Note [Text Block]	as a percentage of proceeds
Class S Shares [Member]
Fee Table [Abstract]
Sales Load [Percent]	0.00%	[1]
Other Transaction Expenses [Abstract]
Management Fees [Percent]	0.95%	[2]
Interest Expenses on Borrowings [Percent]	0.14%	[2],[3]
Distribution/Servicing Fees [Percent]	0.00%	[2],[4],[5]
Incentive Fees [Percent]	1.51%	[2],[6]
Acquired Fund Fees and Expenses [Percent]	0.00%	[2]
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	0.78%	[2],[4]
Total Annual Expenses [Percent]	3.38%	[2]
Waivers and Reimbursements of Fees [Percent]	(0.94%)	[2],[7],[8]
Net Expense over Assets [Percent]	2.44%	[2],[7],[8]
Expense Example, Year 01	$ 25
Expense Example, Years 1 to 3	65
Expense Example, Years 1 to 5	108
Expense Example, Years 1 to 10	$ 227
Class F Shares [Member]
Fee Table [Abstract]
Sales Load [Percent]	0.00%	[1]
Other Transaction Expenses [Abstract]
Management Fees [Percent]	0.95%	[2]
Interest Expenses on Borrowings [Percent]	0.14%	[2],[3]
Distribution/Servicing Fees [Percent]	0.50%	[2],[4],[5]
Incentive Fees [Percent]	1.51%	[2],[6]
Acquired Fund Fees and Expenses [Percent]	0.00%	[2]
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	0.78%	[2],[4]
Total Annual Expenses [Percent]	3.88%	[2]
Waivers and Reimbursements of Fees [Percent]	(0.94%)	[2],[7],[8]
Net Expense over Assets [Percent]	2.94%	[2],[7],[8]
Expense Example, Year 01	$ 30
Expense Example, Years 1 to 3	80
Expense Example, Years 1 to 5	133
Expense Example, Years 1 to 10	$ 278

[1]	While Class S Shares and Class F Shares are not subject to a front-end sales charge, if an investor purchases Class S Shares or Class F Shares through certain financial firms, such firms may directly charge the investor transaction or other fees in such amount as they may determine. An investor should consult its financial firm for additional information. See “Plan of Distribution.”
[2]	Assumes the Fund raises $179 million in proceeds during the next 12 months resulting in estimated average Net Assets of approximately $215 million.
[3]	These expenses represent estimated interest payments the Fund expects to incur in connection with its credit facility during the next 12 months. See “Summary of Terms — Leverage.” The amount shown in the table above is based on the assumption that the Fund borrows money for investment purposes at an average rate of 2.09% of Net Assets.
[4]	Other expenses include reasonably estimated costs the Fund can expect to incur related to accounting, custody, transfer agency, legal, valuation agent, pricing vendor and auditing fees of the Fund, organizational and offering costs applicable to each class, as well as the reimbursement of the compensation of administrative personnel and fees payable to the Independent Trustees. The amount presented in the table estimates the amounts the Fund expects to pay during the next 12 months, assuming the Fund raises $179 million of proceeds during that time.
[5]	The Fund may charge a distribution and/or shareholder servicing fee totaling up to 0.50% per year on Class F Shares. With respect to Class F Shares, the entire fee is characterized as a “distribution fee.” The Fund may use these fees, in respect of the relevant class, to compensate Financial Intermediaries or financial institutions for distribution-related expenses, if applicable, and providing ongoing services in respect of clients with whom they have distributed Class S Shares or Class F Shares of the Fund. Such services may also include electronic processing of client orders, electronic fund transfers between clients and the Fund, account reconciliations with the Fund’s transfer agent, facilitation of electronic delivery to clients of Fund documentation, monitoring client accounts for back-up withholding and any other special tax reporting obligations, maintenance of books and records with respect to the foregoing, and such other information and liaison services as the Fund or the Adviser may reasonably request.
[6]	The Fund anticipates that it may have interest income that could result in the payment of an Incentive Fee to the Adviser during certain periods. However, the Incentive Fee is based on the Fund’s performance and will not be paid unless the Fund achieves certain performance targets. The Fund expects the Incentive Fee the Fund pays to increase to the extent the Fund earns greater interest income through its investments. The Incentive Fee is calculated and payable quarterly in arrears based upon the Fund’s “pre-incentive fee net investment income” for the immediately preceding quarter, and is subject to a hurdle rate, expressed as a rate of return on the Fund’s Net Assets, equal to 1.50% per quarter, or an annualized hurdle rate of 6.00%, subject to a “catch-up” feature. See “Management and Incentive Fees” for a full explanation of how the Incentive Fee is calculated.
[7]	The Adviser and the Fund have entered into the Expense Limitation Agreement in respect of each of Class S Shares and Class F Shares under which the Adviser has agreed contractually until May 1, 2027 to waive its Management Fee and/or reimburse the Fund’s initial organizational and offering costs, as well as the Fund’s operating expenses on a monthly basis to the extent that the Fund’s monthly total annualized fund operating expenses in respect of each class (excluding (i) expenses directly related to the costs of making investments, including interest and structuring costs for borrowings and line(s) of credit, taxes, brokerage costs, the Fund’s proportionate share of expenses related to co-investments, litigation and extraordinary expenses, (ii) Incentive Fees and (iii) any distribution and/or shareholder servicing fees) exceed 1.50% of the average NAV of such class (the “Expense Cap”). In consideration of the Adviser’s agreement to waive its Management Fee and/or reimburse the Fund’s operating expenses, the Fund has agreed to repay the Adviser in the amount of any waived Management Fees and Fund expenses reimbursed in respect of each of Class S Shares and Class F Shares subject to the limitation that a reimbursement (an “Adviser Recoupment”) will be made only if and to the extent that: (i) it is payable not more than three years from the date on which the applicable waiver or expense payment was made by the Adviser; and (ii) the Adviser Recoupment does not cause the Fund’s total annual operating expenses (on an annualized basis and net of any reimbursements received by the Fund during such fiscal year) during the applicable quarter to exceed the Expense Cap of such class. The Adviser Recoupment for a class of Shares will not cause Fund expenses in respect of that class to exceed the Expense Cap either (i) at the time of the waiver or (ii) at the time of recoupment. See “Fund Expenses—Expense Limitation Agreement” for additional information. The Expense Limitation Agreement will remain in effect until May 1, 2027, unless and until the Board approves its modification or termination.
[8]	The Adviser has contractually agreed, through the first year after the date on which the Fund’s Net Assets equal $250 million, but in no instance sooner than November 1, 2026, to waive (i) the Management Fee it is entitled to receive from the Fund pursuant to the Investment Advisory Agreement to the extent necessary to limit its Management Fee to 0.70% of the average daily value of the Fund’s Net Assets and (ii) the catch-up feature related to the Incentive Fee, with the effect that the Incentive Fee will equal 15% of the portion of the Fund’s pre-incentive fee net investment income that exceeds the hurdle rate. The Adviser may not seek reimbursement from the Fund with respect to the Management Fee and Incentive Fee waived pursuant to the Management Fee Waiver Agreement. The Management Fee Waiver Agreement will continue through the date set forth above, at which time it will terminate unless otherwise agreed to in writing by the parties. In addition, the Management Fee Waiver Agreement will terminate upon termination of the Investment Advisory Agreement.